Operating expenses (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Staff expenses
Employee remuneration, entitlements and on-costs	$ 2,155	$ 2,081	$ 2,239
Employee remuneration, entitlements and on-costs, percentage movement from prior period	4.00%
Employee remuneration, entitlements and on-costs, percentage movement from same period in prior year	(4.00%)
Superannuation expense	$ 207	184	194
Superannuation expense, percentage movement from prior period	13.00%
Superannuation expense, percentage movement from same period in prior year	7.00%
Share-based payments	$ 47	51	57
Share-based payments, percentage movement from prior period	(8.00%)
Share-based payments, percentage movement from same period in prior year	(18.00%)
Restructuring costs	$ 35	77	155
Restructuring costs, percentage movement from prior period	(55.00%)
Restructuring costs, percentage movement from same period in prior year	(77.00%)
Total staff expenses	$ 2,444	2,393	2,645
Total staff expenses, percentage movement from prior period	2.00%
Total staff expenses, percentage movement from same period in prior year	(8.00%)
Occupancy expenses
Operating lease rentals	$ 64	315	343
Operating lease rentals, percentage movement from prior period	(80.00%)
Operating lease rentals, percentage movement from same period in prior year	(81.00%)
Depreciation of property and equipment	$ 388	113	109
Other	$ 62	69	74
Other, percentage movement from prior period	(10.00%)
Other, percentage movement from same period in prior year	(16.00%)
Total occupancy expenses	$ 514	497	526
Total occupancy expenses, percentage movement from prior period	3.00%
Total occupancy expenses, percentage movement from same period in prior year	(2.00%)
Technology expenses
Amortisation and impairment of software assets	$ 468	385	334
Amortisation and impairment of software assets, percentage movement from prior period	22.00%
Amortisation and impairment of software assets, percentage movement from same period in prior year	40.00%
Depreciation and impairment of IT equipment	$ 125	61	68
Depreciation and impairment of IT equipment, percentage movement from prior period	105.00%
Depreciation and impairment of IT equipment, percentage movement from same period in prior year	84.00%
Technology services	$ 348	405	405
Technology services, percentage movement from prior period	(14.00%)
Technology services, percentage movement from same period in prior year	(14.00%)
Software maintenance and licences	$ 193	186	185
Software maintenance and licences, percentage movement from prior period	4.00%
Software maintenance and licences, percentage movement from same period in prior year	4.00%
Telecommunications	$ 99	98	109
Telecommunications, percentage movement from prior period	1.00%
Telecommunications, percentage movement from same period in prior year	(9.00%)
Data processing	$ 44	45	38
Data processing, percentage movement from prior period	(2.00%)
Data processing, percentage movement from same period in prior year	16.00%
Total technology expenses	$ 1,277	1,180	1,139
Total technology expenses, percentage movement from prior period	8.00%
Total technology expenses, percentage movement from same period in prior year	12.00%
Other expenses
Professional and processing services	$ 600	607	453
Professional and processing services, percentage movement from prior period	(1.00%)
Professional and processing services, percentage movement from same period in prior year	32.00%
Amortisation and impairment of intangible assets and deferred expenditure	$ 3	4	5
Amortisation and impairment of intangible assets and deferred expenditure, percentage movement from prior period	(25.00%)
Amortisation and impairment of intangible assets and deferred expenditure, percentage movement from same period in prior year	(40.00%)
Postage and stationery	$ 83	92	87
Postage and stationery, percentage movement from prior period	(10.00%)
Postage and stationery, percentage movement from same period in prior year	(5.00%)
Advertising	$ 122	116	129
Advertising, percentage movement from prior period	5.00%
Advertising, percentage movement from same period in prior year	(5.00%)
Non-lending losses	$ 969	67	(9)
Other expenses	$ 169	59	116
Other expenses, percentage movement from prior period	186.00%
Other expenses, percentage movement from same period in prior year	46.00%
Total other expenses	$ 1,946	945	781
Total other expenses, percentage movement from prior period	106.00%
Total other expenses, percentage movement from same period in prior year	149.00%
Total operating expenses	$ 6,181	5,015	5,091
Total operating expenses, percentage movement from prior period	23.00%
Total operating expenses, percentage movement from same period of prior year	21.00%
Depreciation of right-of-use assets included in depreciation of property and equipment	$ 317
Software assets
Other expenses
Impairment	75	9	16
AUSTRAC proceedings
Other expenses
Provision for a potential penalty	900
Provision for customer refunds, payments, associated costs and litigation	$ 302	$ 112	$ 84